SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) (Parenthetical) - USD ($)			12 Months Ended
	May 01, 2023	Dec. 15, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate consideration	$ 120,000
Impairment loss				$ 307,733
Original cost				364,112
Accumulated depreciation			$ 56,379
Impairment loss			$ 1,827,373	$ 307,733
Asset Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate consideration		$ 5,980,000
Market value of asset		$ 5,980,000